DWS Tax-Exempt Portfolio Annual Fund Operating Expenses - DWS Tax Free Mony Fund Cl S [Member] - DWS Tax-Exempt Portfolio - DWS Tax-Free Money Fund Class S	Apr. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	0.45%